Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 10,168,005
Fair Value	10,796,331
Amount at which shown in the balance sheet	10,796,331
Equity investments	846,795	$ 726,721
Fair value of other investments in funds or companies owned by or affiliated with related parties	4,244,034	2,518,031
Stone Point
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fixed maturity investments	18,200
Affiliated entity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair value of other investments in funds or companies owned by or affiliated with related parties	3,300,000
Affiliated entity | Trident
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Equity investments	77,100
AmTrust
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Indirect investment	230,300	$ 240,100
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	444,570
Fair Value	512,557
Amount at which shown in the balance sheet	512,557
Other investments, at fair value
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	982,770
Fair Value	982,770
Amount at which shown in the balance sheet	982,770
Funds Held - Directly Managed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,168,869
Fair Value	5,646,955
Amount at which shown in the balance sheet	5,646,955
Funds Held - Directly Managed | U.S. government and agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	219,487
Fair Value	233,050
Amount at which shown in the balance sheet	233,050
Funds Held - Directly Managed | U.K. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	34,494
Fair Value	37,508
Amount at which shown in the balance sheet	37,508
Funds Held - Directly Managed | Other government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	321,306
Fair Value	352,026
Amount at which shown in the balance sheet	352,026
Funds Held - Directly Managed | Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,353,054
Fair Value	3,749,383
Amount at which shown in the balance sheet	3,749,383
Funds Held - Directly Managed | Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	116,588
Fair Value	132,637
Amount at which shown in the balance sheet	132,637
Funds Held - Directly Managed | Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	219,360
Fair Value	225,074
Amount at which shown in the balance sheet	225,074
Funds Held - Directly Managed | Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	554,639
Fair Value	577,602
Amount at which shown in the balance sheet	577,602
Funds Held - Directly Managed | Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	349,941
Fair Value	339,675
Amount at which shown in the balance sheet	339,675
Available-for-sale securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	3,571,796
Fair Value	3,654,049
Amount at which shown in the balance sheet	3,654,049
Available-for-sale securities | U.S. government and agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	715,527
Fair Value	717,998
Amount at which shown in the balance sheet	717,998
Available-for-sale securities | U.K. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	12,494
Fair Value	13,574
Amount at which shown in the balance sheet	13,574
Available-for-sale securities | Other government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	142,459
Fair Value	150,127
Amount at which shown in the balance sheet	150,127
Available-for-sale securities | Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,873,184
Fair Value	1,937,349
Amount at which shown in the balance sheet	1,937,349
Available-for-sale securities | Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	28,881
Fair Value	30,032
Amount at which shown in the balance sheet	30,032
Available-for-sale securities | Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	326,268
Fair Value	328,871
Amount at which shown in the balance sheet	328,871
Available-for-sale securities | Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	273,516
Fair Value	276,488
Amount at which shown in the balance sheet	276,488
Available-for-sale securities | Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	199,467
Fair Value	199,610
Amount at which shown in the balance sheet	199,610
Mitchell International | Affiliated entity
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair value of other investments in funds or companies owned by or affiliated with related parties	$ 26,900		$ 25,000